Mining royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 21,526	$ 31,217	$ 27,611
Sindicato Minero de Orcopampa S.A., note 29(b)
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	12,122	20,165	19,824
Royalties paid to the Peruvian State
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 9,404	$ 11,052	$ 7,787